Related party transactions	12 Months Ended
Dec. 31, 2017
Related party transactions
Related party transactions

20.    Related party transactions

Transactions with Amphion Innovations plc and Amphion Innovations US, Inc.

At December 31, 2017, Amphion Innovations plc and its wholly owned subsidiary, Amphion Innovations US, Inc., or collectively, the Amphion Group owned 14.48% of the issued ordinary shares in Motif Bio plc. In addition, the Amphion Group previously provided funding for the activities of Motif BioSciences Inc. through the issue of convertible interest bearing loan notes, which were converted to shares in December 2016. Richard Morgan and Robert Bertoldi were directors of both the Company and Amphion Innovations plc in the period. Transactions between the Group and the Amphion Group are disclosed below:

Advisory And Consultancy Agreement With Amphion Innovations US, Inc.

On April 1, 2015, the Group entered into an Advisory and Consultancy Agreement with Amphion Innovations US, Inc. The consideration for the services is $120,000 per annum. The agreement was amended in December 2016 so that either party may terminate the agreement at any time, for any reason, upon giving the other party ninety-days advance written notice. The Group paid $120,000 to Amphion Innovations US, Inc. during each year ending December 31, 2017 and 2016 in accordance with the terms of the agreement. As of the date of this annual report, the agreement continues to be in force.

Consultancy Agreement With Amphion Innovations plc

On April 1, 2015, the Group entered into a Consultancy Agreement with Amphion Innovations plc for the services of Robert Bertoldi, an employee of Amphion Innovations plc. The consideration for his services was $5,000 per month. On November 1, 2015, the consideration was increased to $180,000 per annum. On July 1, 2016, the consideration decreased to US $75,000 per annum. The agreement was for an initial period of 12 months and would automatically renew each year on the anniversary date unless either party notifies the other by giving ninety-days written notice prior to expiration. The agreement was amended in December 2016 so that either party may terminate the agreement at any time, for any reason, upon giving the other party ninety-days advance written notice. In July 2017, the Group amended the consulting agreement with Amphion Innovations plc to increase the annual consideration to $125,000 to better reflect Robert Bertoldi’s time commitment to the Group with and effective date of January 1, 2017. The Group paid Robert Bertoldi $125,000 and $127,500 during the years ended December 31, 2017 and 2016 in accordance with the terms of the agreement.

Consultancy Agreement With Amphion Innovations US, Inc.

On September 7, 2016, the Group entered into a Consultancy Agreement with Amphion Innovations US, Inc., pursuant to which Amphion Innovations US, Inc. will provide consultancy services in relation to the Group’s obligations as a NASDAQ listed company. The consideration for the services was $15,500 per month. The agreement was for an initial period of 12 months, after which the agreement will terminate automatically unless renewed by the parties by mutual agreement. The agreement was not extended past the initial term.  The Group paid $170,500 and $19,633 during the years ended December 31, 2017 and 2016 in accordance with the terms of the agreement.

Consultancy Agreement With Jonathan Gold

On April 13, 2016, the Group entered into a consultancy agreement with Mr. Gold, a member of the Group’s Board of Director. Under the terms of this agreement, Mr. Gold received a fixed fee of $10,000 per month for strategic financial expert advice and guidance. The term of this agreement was six months, commencing January 1, 2016. The term of the agreement would automatically renew each month following the initial term, provided that each party provided its mutual agreement to renew in a signed writing, no later than 30 days prior to the expiration of the term. This agreement was not extended beyond the initial term.

On April 7, 2017, the Group entered into a new consultancy agreement with Mr. Gold. Under the terms of this agreement, Mr. Gold received a fixed fee of $16,167 per month for strategic financial expert advice and guidance. The term of this agreement was twelve months, commencing January 1, 2017. The term of the agreement would automatically renew each month following the initial term, as long as either party did not provide notice to the other party of its election not to continue to renew the agreement with at least 30-days advance notice. In connection with Mr. Gold assuming the executive role as Chief Financial Officer of February 2, 2018, this agreement was suspended as of December 31, 2017.